PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.9%
41,381  iShares Core S&P Mid-
Cap ETF
$ 2,958,328
4.6
183,152  Vanguard FTSE
Developed Markets
ETF
12,864,596
19.8
50,361  Vanguard FTSE
Emerging Markets ETF
2,925,974
4.5
11,383  Vanguard Long-Term
Treasury ETF
658,393
1.0
Total Exchange-Traded
Funds
(Cost $14,946,934)
19,407,291
29.9
MUTUAL FUNDS : 70.8%
Affiliated Investment Companies : 16.3%
143,515  Voya Intermediate
Bond Fund - Class R6
1,285,893
2.0
87,842  Voya MI Dynamic
Small Cap Fund
- Class R6
1,292,159
2.0
403,143  Voya Multi-Manager
International Equity
Fund - Class I
5,055,407
7.8
13,039  Voya Small Cap
Growth Fund - Class
R6
638,278
1.0
139,286  Voya VACS Series
EME Fund
2,275,933
3.5
10,547,670
16.3
Unaffiliated Investment Companies : 54.5%
147,925  Fidelity 500 Index
Fund
35,402,880
54.5
Total Mutual Funds
(Cost $40,883,324)
45,950,550
70.8
Total Long-Term
Investments
(Cost $55,830,258)
65,357,841
100.7
Total Investments in
Securities
(Cost $55,830,258) $ 65,357,841 100.7
Liabilities in Excess
of Other Assets (460,088) (0.7)
Net Assets $ 64,897,753 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 19,407,291 $ — $ — $ 19,407,291
Mutual Funds 45,950,550 — — 45,950,550
Total Investments, at fair value $ 65,357,841 $ — $ — $ 65,357,841
Other Financial Instruments+
Futures 6,182 — — 6,182
Total Assets $ 65,364,023 $ — $ — $ 65,364,023
Liabilities Table
Other Financial Instruments+
Futures $ (714) $ — $ — $ (714)
Total Liabilities $ (714) $ — $ — $ (714)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,764,162 $ 975,129 $ (1,485,526) $ 32,128 $ 1,285,893 $ 72,260 $ 31,177 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 1,615,038 (328,542) 5,663 1,292,159 8,667 16,204 132,664
Voya Multi-Manager International
Equity Fund - Class I
4,703,984 4,606,498 (4,026,475) (228,600) 5,055,407 121,278 578,922 457,890
Voya Small Cap Growth Fund -
Class R6
— 762,141 (209,456) 85,593 638,278 — 37,979 37,384
Voya VACS Series EME Fund
1,748,484 1,290,936 (1,147,618) 384,131 2,275,933 150,177 399,827 86,492
$ 8,216,630 $ 9,249,742 $ (7,197,617) $ 278,915 $ 10,547,670 $ 352,382 $ 1,064,109 $ 714,430
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At February 28, 2026, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 15 06/30/26 $ 1,652,109 $ 6,182
$ 1,652,109 $ 6,182
Short Contracts:
3-month SOFR (7) 09/15/26 (1,689,362) (714)
$ (1,689,362) $ (714)

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2060 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,527,583
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 9,527,583